Goodwill and Intangible Assets - Schedule of Amounts Related to Finite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Balance	$ 249,949	$ 168,716	$ 114,941
Accumulated Amortization	87,748	66,167	46,378
Finite-lived intangible assets, net	162,201	102,549	68,563
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Balance	164,782	108,782	82,176
Accumulated Amortization	49,068	36,700	23,932
Finite-lived intangible assets, net	115,714	72,082	58,244
Covenants Not to Compete
Finite-Lived Intangible Assets [Line Items]
Gross Balance	29,942	25,832	20,390
Accumulated Amortization	20,444	17,572	13,785
Finite-lived intangible assets, net	9,498	8,260	6,605
Trade Names
Finite-Lived Intangible Assets [Line Items]
Gross Balance	16,938	12,738	11,072
Accumulated Amortization	12,196	10,230	8,282
Finite-lived intangible assets, net	4,742	$ 2,508	$ 2,790
Proprietary Software
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life		3 years	3 years
Gross Balance	20,808	$ 3,885	$ 1,303
Accumulated Amortization	4,915	1,359	379
Finite-lived intangible assets, net	$ 15,893	$ 2,526	$ 924
Patent
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	16 years	16 years
Gross Balance	$ 17,479	$ 17,479
Accumulated Amortization	1,125	306
Finite-lived intangible assets, net	$ 16,354	$ 17,173
Minimum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years	7 years	7 years
Minimum | Covenants Not to Compete
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	4 years	4 years	4 years
Minimum | Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	1 year	1 year	1 year
Minimum | Proprietary Software
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Maximum | Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	15 years	10 years	10 years
Maximum | Covenants Not to Compete
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Maximum | Trade Names
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years	5 years	5 years
Maximum | Proprietary Software
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years